Pension Plans and Defined Contribution Plan - Schedule of Fair Values of Pension Plan Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Minimum investment for funding in assets	98.00%	98.00%